Related party and shareholder transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party and shareholder transactions
Note 20 - Related party and shareholder transactions

During the years ended December 31, 2017 and 2016, the Company purchased equipment of $7 and $nil from Boca Engineering Limited. Mr. Richard Kam Biu Chan is the sole director of Boca and Boca Engineering Limited.